Shareholders’ Equity - Schedule of Stock Option Activity (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule Of Stock Option Activity Abstract
Number of Options, Options outstanding beginning | shares	518,320
Weighted Average Exercise Price, Options outstanding beginning | $ / shares	$ 1.275
Number of Options, Granted | shares	102,892
Weighted Average Exercise Price, Granted | $ / shares	$ 1.738
Number of Options, Forfeited | shares	15,131
Weighted Average Exercise Price, Forfeited | $ / shares	$ 1.275
Number of Options, Options outstanding ending | shares	606,081
Weighted Average Exercise Price, Options outstanding ending | $ / shares	$ 1.35
Number of Options, Options exercisable ending | shares	21,183
Options exercisable ending | $ / shares	$ 1.275